Employee Benefit Plans - Estimated Future Benefit Payment (Detail) $ in Millions	Feb. 25, 2017 USD ($)
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2017	$ 149.8
2018	164.4
2019	165.7
2020	167.7
2021	168.7
2022 - 2026	840.9
Other post-retirement benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2017	1.8
2018	1.8
2019	1.7
2020	1.6
2021	1.5
2022 - 2026	$ 5.9